Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 460,608
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	7.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	$ 4,858,057
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	1.22
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ (254,763)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	8.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	$ (75,780)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	6.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 4,988,116
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	1.39
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ (600,000)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	$ (195,200)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	1.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 4,192,916
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.79
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	$ 4,192,916
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	0.79